Cash and Investment Held in Trust Account (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Cash and Investment Held in Trust Account [Abstract]
Investment securities	$ 119,416,545	$ 117,806,478